Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cango [Member]
Related Party Transaction [Line Items]
Revenue	$ 14,059,776
Collateral received from related party	279,888,518
Loans provided to related party	(278,419,042)
Northstar [Member]
Related Party Transaction [Line Items]
Funding cost	40,587,080	24,617,365	6,302,251
Monitoring service fee	167,432	273,750	182,000
General management fee	34,741	90,078
Loans borrowed from related party	1,183,144,951	657,672,216	354,352,639
Loans repaid to related party	(562,440,049)	(594,045,884)	(18,272,799)
Collateral pledged to related party	(2,103,891,348)	(1,197,477,498)	(414,952,584)
Collateral returned from related party	1,685,386,710	829,400,586	51,283,183
Crypto assets paid as costs and expenses	33,179,554	22,633,785	6,485,191
Deposit/(withdrawal) of custodial crypto assets, net	(1,916,061)	(373,732)	646,333
Margin loan payment collected from related party	536,399,831	335,362,834
Margin loan repayment returned to related party	(485,637,648)	(120,792,421)
Margin loan collateral remitted to related party	(568,972,170)	(132,084,182)
Margin loan collateral collected from related party	1,011,354,658	485,010,701
Margin loan interest remitted to related party	(58,017,328)	(15,641,145)
Fund inflows between customers and related party through shared accounts		34,537,507	2,744,963
Fund outflows between customers and related party through shared accounts		(37,282,470)
Proceeds of amount due to related party	4,510,437	55,539	5,515,524
Prepayment of amount due to related party	(1,746,444)	(2,990,552)	(3,162,870)
USDT payment to related party for Purchasing XAUT	(104,073,507)
XAUT received from related party	114,803,981
Collateral pledged to related party - XAUT	(92,289,229)
Chanhua [Member]
Related Party Transaction [Line Items]
Labor-related expenses			7,459,219
Northstar, Bitmain and Antpool [Member]
Related Party Transaction [Line Items]
Wallet service usage fee	3,026,631	604,304	67,609
Bitmain, Antpool and Chanhua [Member]
Related Party Transaction [Line Items]
Sub-leased office space expenses allocation			$ 923,408